Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Market data services	$ 75,044	$ 26,882
Investor relations management services	86,788
Commissions	33,680
Other revenue	5,285
Total revenues	$ 200,797	$ 26,882